Property and Equipment (Narratives) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Property, Plant and Equipment [Line Items]
Net book value	$ 44,311,000	$ 36,048,000
Depreciation	12,300,000	7,200,000	5,700,000
Document Fiscal Year Focus	2014
Software Development
Property, Plant and Equipment [Line Items]
Net book value	14,000,000	13,400,000
Software Development Work-in-Progress
Property, Plant and Equipment [Line Items]
Net book value	$ 9,000,000	$ 10,000,000